EARNINGS (LOSSES) PER SHARE (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
EARNINGS (LOSSES) PER SHARE
NOTE 15 -	EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (losses) per share:

	Year ended December 31,
	2011	2010	2009
Numerator:

Net earnings (losses) attributed to TAT	$(1,030)	$(7,386)	$1,753

Denominator for basic and diluted net earnings (losses) per share:

Weighted average number of basic and diluted shares outstanding during the year	8,815,003	8,815,003	7,893,639

The weighted average number of outstanding options excluded from the calculation of diluted net earnings per share, due to their anti dilutive effect was 63,660 for the year ended December 31, 2011 and 65,477, for the years ended December 31, 2010.